Long-term incentive plans based on Telefónica, S.A. shares (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Schedule of Number and Weighted-Average Exercise Prices of Other Equity Instruments	The first cycle commenced on January 1, 2021 and ended on December 31, 2023. The maximum number of shares assigned to this cycle of the plan was 19,425,499 and the outstanding shares at December 31, 2023 were 17,728,523, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	9,712,749	8,864,262	2.64
FCF Objective	7,770,200	7,091,409	3.15
CO2 E.N. Objective	1,942,550	1,772,852	3.15
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 89.45% was reached.
•The second cycle commenced on January 1, 2022 and ended on December 31, 2024. The maximum number of shares assigned to this cycle of the plan was 15,069,650 and the outstanding shares at December 31, 2024 were 13,851,509, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	7,534,825	6,925,755	2.43
FCF Objective	6,027,860	5,540,604	2.95
CO2 E.N. Objective	1,506,965	1,385,150	2.95
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 100% was reached.
•The third cycle commenced on January 1, 2023 and will end on December 31, 2025. The maximum number of shares assigned to this cycle of the plan was 16,618,564 and the outstanding shares at December 31,
2024 were 15,856,658, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	8,309,282	7,928,329	1.77
FCF Objective	6,647,426	6,342,664	2.81
CO2 E.N. Objective	1,661,856	1,585,665	2.81
The first cycle of the plan began on January 1, 2024 and will end on December 31, 2026. The maximum number of shares assigned in this first cycle was 15,353,759, of which 15,317,175 remained outstanding as of December 31, 2024, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	7,676,879	7,658,587	2.85
FCF Objective	6,141,504	6,126,870	3.42
CO2 E.N. Objective	767,688	765,859	3.42
Women in executive positions	767,688	765,859	3.42
The first cycle commenced on January 1, 2021 and ended on December 31, 2023. The maximum number of shares assigned to this cycle of the plan was 1,751,500 and the outstanding shares at December 31, 2023 were 1,557,000, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	875,750	778,500	2.64
FCF Objective	700,600	622,800	3.15
CO2 E.N. Objective	175,150	155,700	3.15
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 89.45% was reached.
•The second cycle commenced on January 1, 2022 and ended on December 31, 2024. The maximum number of shares assigned to this cycle of the plan was 1,646,500 and the outstanding shares at December 31, 2024 was 1,458,000, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	823,250	729,000	2.43
FCF Objective	658,600	583,200	2.95
CO2 E.N. Objective	164,650	145,800	2.95
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 100% was reached.
•The third cycle commenced on January 1, 2023 and will end on December 31, 2025. The maximum number of shares assigned to this cycle of the plan was 1,771,500 and the outstanding shares at December 31, 2024 was 1,663,000, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	885,750	831,500	1.77
FCF Objective	708,600	665,200	2.81
CO2 E.N. Objective	177,150	166,300	2.81
The first cycle of the plan began on January 1, 2024 and will end on December 31, 2026. The maximum number of shares assigned in this first cycle was 1,530,500 and the outstanding shares at December 31, 2024 was 1,513,500, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2024	Unit fair value (euros)
TSR Objective	765,250	756,750	2.85
FCF Objective	612,200	605,400	3.42
CO2 E.N. Objective	76,525	75,675	3.42
Women in executive positions	76,525	75,675	3.42